Earnings per share - Summary of Amounts and Numbers Used in Calculation of Net Income Attributable to NHI Shareholders Per Share (Basic and Diluted) (Detail) (JPY ¥)
In Millions, except Share data, unless otherwise specified
12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share [Line Items]
Basic-Net income attributable to NHI shareholders	¥ 107,234	¥ 11,583	¥ 28,661
Basic-Weighted average number of shares outstanding	3,692,795,953	3,643,481,439	3,627,798,587
Basic-Net income attributable to NHI shareholders per share	¥ 29.04	¥ 3.18	¥ 7.90
Diluted-Net income attributable to NHI shareholders	¥ 107,181	¥ 11,561	¥ 28,642
Diluted-Weighted average number of shares outstanding	3,777,360,671	3,680,124,235	3,642,689,381
Diluted-Net income attributable to NHI shareholders per share	¥ 28.37	¥ 3.14	¥ 7.86